CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (1,136,776)	$ (22,762,622)
Stock based compensation	381,500	15,356,800
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Depreciation	9,134	28,688
Amortization of intangible assets		758,333
Loss on the extinguishment of debt		133,911
Beneficial conversion feature of Preferred B stock	20,000	434,200
Impairment of goodwill and intangible assets		4,261,683
Changes in operating assets and liabilities
Prepaid expenses	130,000	334,336
Accounts payable and accrued interest	(292,054)	189,262
Deferred revenue	(206,307)	10,469
Accrued payroll officers	9,600	(21,500)
Net cash (used in) operating activities	(1,084,903)	(1,276,439)
Cash Flows From Investing Activities:
Purchase of fixed assets		(940)
Acquisition of a business net of cash received		(977,761)
Net cash (used in) investing activities		(978,701)
Cash Flows From Financing Activities:
Proceeds from the Company’s equity line from the sale of common stock	704,527	526,269
Repayment of officer advance		(10,000)
Payments on promissory notes		(261,280)
Shares issued for financing costs	15,988	68,400
Proceeds from the sale of Series B Preferred Stock	202,012	1,964,600
Proceeds from the issuance of promissory notes	105,000
Proceeds from the issuance of convertible notes		3,000
Net cash provided by investing activities	1,027,527	2,300,989
Net Increase (Decrease) In Cash	(57,377)	45,849
Cash At The Beginning Of The Period	82,807	36,958
Cash At The End Of The Period	25,430	82,807
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash information:
Common shares issued for the Stage It acquisition		572,738
Issuance of Preferred C voting shares		15,300,000
Preferred B shares issued upon the conversion of debt and accrued interest		$ 176,410